Document and Entity Information	Aug. 31, 2023
Prospectus [Line Items]
Registrant Name	VOYAGEUR MUTUAL FUNDS II
Registrant CIK	0000809872
SEC Form	485BPOS
Period end date	Aug. 31, 2023
Investment Company Type	N-1A
Amendment Flag	false